Organization and Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS
Cole Credit Property Trust II, Inc. (the “Company”) is a Maryland corporation formed on September 29, 2004, that has elected to be taxed, and currently qualifies, as a real estate investment trust (“REIT”) for federal income tax purposes. Substantially all of the Company’s business is conducted through Cole Operating Partnership II, LP (“Cole OP II”), a Delaware limited partnership. The Company is the sole general partner of and owns a 99.99% partnership interest in Cole OP II. Cole REIT Advisors II, LLC (“Cole Advisors II”), the advisor to the Company, is the sole limited partner and owner of an insignificant noncontrolling partnership interest of less than 0.01% of Cole OP II.
As of December 31, 2012, the Company owned 752 properties comprising 21.2 million rentable square feet of single and multi-tenant retail and commercial space located in 45 states and the U.S. Virgin Islands. As of December 31, 2012, the rentable space at these properties was 96% leased. As of December 31, 2012, the Company also owned 69 mortgage notes receivable secured by 43 restaurant properties and 26 single-tenant retail properties, each of which is subject to a net lease.
On June 27, 2005, the Company commenced an initial public offering on a “best efforts” basis of up to 45,000,000 shares of common stock offered at a price of $10.00 per share, subject to certain volume and other discounts, pursuant to a Registration Statement on Form S-11 filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Initial Offering”). The Company commenced its principal operations on September 23, 2005, when it issued the initial 486,000 shares of its common stock in the Initial Offering. The Registration Statement also covered up to 5,000,000 shares available pursuant to a distribution reinvestment plan (the “DRIP”) under which our stockholders may elect to have their distributions reinvested in additional shares of the Company’s common stock at the greater of $9.50 per share or 95% of the estimated value of a share of common stock. On November 13, 2006, the Company increased the aggregate amount of the Initial Offering to 49,390,000 shares for the primary offering and 5,952,000 shares pursuant to the DRIP in a related Registration Statement on Form S-11. Subsequently, the Company reallocated the shares of common stock available such that a maximum of 54,140,000 shares of common stock was available under the primary offering for an aggregate offering price of $541.4 million and a maximum of 1,202,000 shares was available under the DRIP for an aggregate offering price of $11.4 million.
The Company terminated the Initial Offering on May 22, 2007. As of the close of business on May 22, 2007, the Company had issued a total of 54,838,315 shares in the Initial Offering, including 53,909,877 shares sold in the primary offering and 928,438 shares sold pursuant to the DRIP, resulting in gross offering proceeds to the Company of $547.4 million. At the completion of the Initial Offering, a total of 503,685 shares of common stock remained unsold, including 230,123 shares that remained unsold in the primary offering and 273,562 shares of common stock that remained unsold pursuant to the DRIP. Unsold shares in the Initial Offering were deregistered.
On May 23, 2007, the Company commenced its follow-on public offering of up to 150,000,000 shares of its common stock (the “Follow-on Offering”). The Company terminated the Follow-on Offering on January 2, 2009. As of the close of business on January 2, 2009, the Company had issued a total of 147,454,259 shares in the Follow-on Offering, including 141,520,572 shares sold in the primary offering and 5,933,687 shares sold pursuant to the DRIP, resulting in gross offering proceeds of $1.5 billion. At the completion of the Follow-on Offering, a total of 1,595,741 shares of common stock remained unsold, including 1,529,428 shares that remained unsold in the primary offering and 66,313 shares of common stock that remained unsold pursuant to the DRIP. Unsold shares in the Follow-on Offering were deregistered.
On September 18, 2008, the Company registered 30,000,000 additional shares to be offered pursuant to its DRIP in a Registration Statement on Form S-3 (the “DRIP Offering”) (collectively with the Initial Offering and Follow-on Offering, the “Offerings”). On June 22, 2010, the Company’s board of directors amended the DRIP to provide that reinvestments of distributions made on or after July 15, 2010 will be made at a price equal to the most recent estimated per share value of the Company’s common stock as determined by the board of directors (the “Estimated Share Value”). As of December 31, 2012, the Estimated Share Value was $9.35 per share, which was determined by the board of directors on July 27, 2011 and used for the purchase of shares pursuant to the DRIP through December 6, 2012.
On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the Company’s share redemption program. Beginning with the distributions previously authorized by the board of directors for the month of December 2012, which were paid in January 2013, and continuing until such time as the board of directors may approve the resumption of the DRIP, all distributions authorized by the board of directors are to be paid to the Company’s stockholders in cash. As a result of the suspension of the share redemption program, all redemption requests received from stockholders during the fourth quarter of 2012 on or before December 6, 2012 and that were determined by the Company to be in good order on or before December 12, 2012 were honored in accordance with the terms, conditions and limitations of the share redemption program. The Company did not process or accept any requests for redemption received after December 6, 2012 and will not process or accept any future requests until such time as the board of directors may approve resumption of the share redemption program.
As of December 31, 2012, the Company had issued approximately 231.2 million shares of common stock in its Offerings for aggregate gross proceeds of $2.3 billion (including proceeds from the issuance of shares pursuant to the DRIP Offering of $261.3 million), before share redemptions of $206.1 million. As of December 31, 2012, the Company had incurred an aggregate of $188.3 million in offering costs, selling commissions, and dealer manager fees in the Offerings.
The Company’s stock is not currently listed on a national securities exchange. On January 22, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spirit Realty Capital, Inc. (“Spirit”), a publicly-listed REIT. The Merger Agreement provides for the merger of Spirit with and into the Company, with the Company as the surviving corporation (the “Merger”). Upon consummation of the Merger, Spirit stockholders will receive 1.9048 shares of the Company’s common stock for each share of Spirit common stock they own (which equates to an inverse exchange ratio of 0.525 shares of Spirit common stock for each share of the Company’s common stock) and each share of Company common stock will remain an issued and outstanding share of the combined company. Upon the closing of the Merger, the combined company will list its shares on the New York Stock Exchange and trade under Spirit’s existing ticker “SRC”. Refer to Note 2 to these consolidated financial statements for further discussion regarding the Merger.